Vessels	9 Months Ended
Sep. 30, 2022
Vessels [Abstract]
Vessels
Note 6 – Vessels

The carrying values of the vessels may not represent their fair market value at any point in time since the market prices of second-hand vessels tend to fluctuate with changes in charter rates and the cost of constructing new vessels. Historically, both charter rates and vessel values have been cyclical. The carrying amounts of vessels held and used by us are reviewed for potential impairment or reversal of prior impairment charges whenever events or changes in circumstances indicate that the carrying amount of a particular vessel may not accurately reflect the recoverable amount of a particular vessel.

Vessels

Cost of Vessels
$ in thousands
At January 1, 2022	2,156,855
Additions	92
Transferred from vessels upgrades	6,829
Retirement *	(166,839)
At September 30, 2022	1,996,937

Depreciation, impairment and amortization
$ in thousands
At January 1, 2022	689,009
Depreciation and amortization	94,538
Retirement *	(73,953)
At September 30, 2022	709,594

Carrying Amount
$ in thousands
At January 1, 2022	1,467,846
At September 30, 2022	1,287,343
*Relates to sale of DHT Falcon, DHT Hawk and DHT Edelweiss and completed depreciation of drydocking for DHT Hawk and DHT Sundarbans.
Advances for vessel upgrades
Cost of advances for vessels and vessel upgrades relates to prepaid drydocking and ballast water treatment systems.

Cost of advances of vessels and vessel upgrades
$ in thousands
At January 1, 2022	372
Additions	8,558
Transferred to vessels	(6,829)
At September 30, 2022	2,101

Carrying Amount
$ in thousands
At January 1, 2022	372
At September 30, 2022	2,101